AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Real Estate - 95.0%
Diversified Real Estate Activities - 5.4%
City Developments Ltd.	214,800	$1,655,535
Mitsubishi Estate Co., Ltd.	131,100	2,567,523
Mitsui Fudosan Co., Ltd.	276,700	7,328,538
Sun Hung Kai Properties Ltd.	302,000	4,206,967
Tokyu Fudosan Holdings Corp.	162,300	1,144,107
UOL Group Ltd.	307,400	1,785,709

		18,688,379

Diversified REITs - 8.8%
Activia Properties, Inc.	341	1,815,861
Alexander & Baldwin, Inc.	67,670	1,479,266
Armada Hoffler Properties, Inc.	92,213	1,691,186
Essential Properties Realty Trust, Inc. (a)	85,900	2,371,699
Fibra Uno Administracion SA de CV	579,830	952,805
GPT Group (The)	1,066,030	4,253,559
Hulic Reit, Inc.	1,846	3,414,570
ICADE	42,130	4,709,805
Kenedix Office Investment Corp. - Class A	262	2,104,539
Land Securities Group PLC	122,300	1,512,156
Merlin Properties Socimi SA	143,212	2,031,237
Mirvac Group	1,209,150	2,727,795
NIPPON REIT Investment Corp.	241	1,128,996

		30,193,474

Health Care REITs - 9.3%
Assura PLC	2,146,940	2,205,656
Healthpeak Properties, Inc. (a)	187,720	6,756,043
Medical Properties Trust, Inc.	241,980	5,359,857
Omega Healthcare Investors, Inc.	120,990	5,075,531
Physicians Realty Trust	170,616	3,301,420
Welltower, Inc.	107,750	9,149,052

		31,847,559

Hotel & Resort REITs - 2.4%
Japan Hotel REIT Investment Corp.	1,208	814,958
Park Hotels & Resorts, Inc.	175,970	3,860,782
RLJ Lodging Trust	223,260	3,473,926

		8,149,666

Industrial REITs - 10.5%
Americold Realty Trust	165,366	5,700,166
Dream Industrial Real Estate Investment Trust	164,477	1,737,486
Mitsui Fudosan Logistics Park, Inc.	340	1,647,363
Nippon Prologis REIT, Inc.	969	2,785,628
Prologis, Inc.	145,660	13,528,901
Rexford Industrial Realty, Inc.	53,660	2,585,875
Segro PLC	330,394	3,967,338
STAG Industrial, Inc.	135,410	4,365,618

		36,318,375

Office REITs - 13.5%
Alexandria Real Estate Equities, Inc.	44,220	7,216,704
Allied Properties Real Estate Investment Trust	69,190	2,887,012
Boston Properties, Inc.	51,100	7,325,185

Company	Shares	U.S. $ Value
CapitaLand Commercial Trust	2,052,800	$3,089,438
City Office REIT, Inc.	104,430	1,411,894
Cousins Properties, Inc.	145,132	5,940,253
Daiwa Office Investment Corp.	246	1,971,534
Easterly Government Properties, Inc.	72,910	1,765,151
Great Portland Estates PLC	143,503	1,764,584
Inmobiliaria Colonial Socimi SA	142,790	1,913,331
Invesco Office J-Reit, Inc.	8,744	1,862,232
Japan Real Estate Investment Corp.	285	2,081,161
Kilroy Realty Corp.	50,700	4,186,299
Mori Hills REIT Investment Corp.	1,710	2,867,491
True North Commercial Real Estate Investment Trust	50,716	289,718

		46,571,987

Real Estate Development - 2.5%
CIFI Holdings Group Co., Ltd.	1,866,000	1,281,309
CK Asset Holdings Ltd.	824,500	5,267,691
Instone Real Estate Group AG (b)(c)	79,660	2,062,900

		8,611,900

Real Estate Operating Companies - 11.5%
ADO Properties SA (b)	8,793	271,868
Aroundtown SA	295,292	2,795,475
Azrieli Group Ltd.	19,570	1,442,248
CA Immobilien Anlagen AG	72,860	3,205,717
Entra ASA (b)	233,499	3,984,884
Fabege AB	253,610	4,347,290
PSP Swiss Property AG (REG)	14,300	2,162,259
Swire Properties Ltd.	625,400	1,941,495
TLG Immobilien AG (c)(d)	126,200	4,226,854
Vonovia SE	167,183	9,542,154
Wharf Real Estate Investment Co., Ltd.	646,000	3,336,104
Wihlborgs Fastigheter AB	125,630	2,406,317

		39,662,665

Real Estate Services - 0.6%
Unibail-Rodamco-Westfield	14,100	1,917,170

Residential REITs - 13.9%
American Campus Communities, Inc.	80,920	3,711,801
American Homes 4 Rent-Class A	195,740	5,349,574
Bluerock Residential Growth REIT, Inc. (a)	72,960	841,958
Camden Property Trust	35,430	3,983,395
Comforia Residential REIT, Inc.	374	1,232,228
Essex Property Trust, Inc.	22,170	6,867,379
Independence Realty Trust, Inc.	231,490	3,395,958
Japan Rental Housing Investments, Inc.	1,439	1,430,301
Killam Apartment Real Estate Investment Trust	250,420	3,814,771
Mid-America Apartment Communities, Inc.	49,420	6,780,918
Northview Apartment Real Estate Investment Trust	74,000	1,717,198
Sun Communities, Inc.	39,088	6,338,901
UNITE Group PLC (The)	139,940	2,349,694

		47,814,076

Retail REITs - 10.0%
AEON REIT Investment Corp.	510	695,658

Company	Shares	U.S. $ Value
Agree Realty Corp.	39,120	$2,970,382
Brixmor Property Group, Inc.	242,310	4,836,508
Japan Retail Fund Investment Corp.	414	885,880
Link REIT	458,360	4,635,170
Realty Income Corp.	108,710	8,523,951
Retail Properties of America, Inc.-Class A	312,830	3,800,884
Simon Property Group, Inc.	22,420	2,985,223
SITE Centers Corp.	204,000	2,592,840
Vicinity Centres	1,430,810	2,415,051

		34,341,547

Specialized REITs - 6.6%
CubeSmart	112,450	3,561,292
Digital Realty Trust, Inc. (a)	61,770	7,597,092
MGM Growth Properties LLC-Class A (a)	110,500	3,529,370
National Storage Affiliates Trust	145,050	4,953,457
Public Storage	7,760	1,736,378
Safestore Holdings PLC	142,260	1,512,227

		22,889,816

		327,006,614

Consumer Durables & Apparel - 1.4%
Homebuilding - 1.4%
Lennar Corp.-Class A	28,850	1,914,486
Persimmon PLC	37,660	1,516,120
Taylor Wimpey PLC	527,550	1,498,450

		4,929,056

Transportation - 1.1%
Highways & Railtracks - 1.1%
Transurban Group	360,058	3,753,162

Capital Goods - 0.5%
Construction & Engineering - 0.5%
Taisei Corp.	39,400	1,572,995

Consumer Services - 0.4%
Leisure Facilities - 0.4%
Planet Fitness, Inc. (c)	18,190	1,469,570

Materials - 0.2%
Construction Materials - 0.2%
Grupo Cementos de Chihuahua SAB de CV	137,620	713,828

Health Care Equipment & Services - 0.1%
Health Care Facilities - 0.1%
Orpea	4,040	526,914

Total Common Stocks (cost $288,611,017)		339,972,139

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.50% (e)(f)(g) (cost $529,465)	529,465	$529,465

Total Investments - 98.9% (cost $289,140,482) (h)		340,501,604
Other assets less liabilities - 1.1%		3,775,156

Net Assets - 100.0%		$344,276,760

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	721	AUD	1,043	2/14/20	$(22,420)
Bank of America, NA	NOK	6,886	USD	774	5/15/20	25,408
Barclays Bank PLC	CNY	5,660	USD	795	2/13/20	(16,381)
Barclays Bank PLC	AUD	1,380	USD	937	2/14/20	13,389
Barclays Bank PLC	CAD	2,143	USD	1,633	2/14/20	14,084
Barclays Bank PLC	CHF	1,537	USD	1,547	2/14/20	(49,941)
Barclays Bank PLC	USD	863	CAD	1,138	2/14/20	(2,651)
Barclays Bank PLC	GBP	954	USD	1,253	5/15/20	(9,873)
Citibank, NA	AUD	3,056	USD	2,091	2/14/20	44,752
Citibank, NA	MXN	22,925	USD	1,165	2/14/20	(46,870)
Citibank, NA	USD	2,150	CHF	2,094	2/14/20	25,620
Citibank, NA	USD	789	EUR	707	2/14/20	(4,764)
Credit Suisse International	CAD	954	USD	719	2/14/20	(1,975)
Credit Suisse International	USD	631	AUD	914	2/14/20	(18,782)
Deutsche Bank AG	EUR	707	USD	783	2/14/20	(1,476)
Goldman Sachs Bank USA	SEK	10,682	USD	1,119	2/14/20	8,612
HSBC Bank USA	ILS	4,614	USD	1,326	2/14/20	(11,325)
HSBC Bank USA	USD	3,071	SGD	4,181	2/14/20	(7,134)
JPMorgan Chase Bank, NA	USD	691	CAD	915	2/14/20	460
Morgan Stanley & Co., Inc.	CAD	1,099	USD	829	2/14/20	(2,008)
Morgan Stanley & Co., Inc.	JPY	105,222	USD	967	2/14/20	(4,953)
Morgan Stanley & Co., Inc.	JPY	236,434	USD	2,187	2/14/20	3,594
Morgan Stanley & Co., Inc.	USD	1,564	CHF	1,537	2/14/20	32,938
Morgan Stanley & Co., Inc.	USD	1,108	JPY	120,600	2/14/20	5,978
Morgan Stanley & Co., Inc.	USD	1,100	SEK	10,682	2/14/20	9,770
Natwest Markets PLC	USD	722	EUR	647	5/15/20	(148)
Societe Generale	NOK	4,761	USD	535	5/15/20	17,352
State Street Bank & Trust Co.	CHF	427	USD	442	2/14/20	(1,146)
State Street Bank & Trust Co.	JPY	15,378	USD	141	2/14/20	(1,043)
State Street Bank & Trust Co.	USD	612	AUD	886	2/14/20	(18,474)
State Street Bank & Trust Co.	USD	1,817	EUR	1,620	5/15/20	(8,837)
UBS AG	CHF	979	USD	1,014	2/14/20	(3,003)
UBS AG	USD	2,173	JPY	236,434	2/14/20	9,995

						$(21,252)

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate market value of these securities amounted to $6,319,652 or 1.8% of net assets.

(c)	Non-income producing security.
(d)	Illiquid security.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,565,604 and gross unrealized depreciation of investments was $(7,225,734), resulting in net unrealized appreciation of $51,339,870.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

REG	-	Registered Shares
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN1

January 31, 2020 (unaudited)

54.1%	United States
11.5%	Japan
5.7%	Hong Kong
5.5%	Germany
4.8%	United Kingdom
3.9%	Australia
3.1%	Canada
2.1%	France
2.0%	Sweden
1.9%	Singapore
1.2%	Norway
1.2%	Spain
0.9%	Austria
1.9%	Other
0.2%	Short-Term

100.0%	Total Investments

1

All data are as of January 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following: China, Israel, Mexico and Switzerland.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$219,388,254		$107,618,360		$	– 0	–	$327,006,614
Consumer Durables & Apparel	3,412,936		1,516,120			– 0	–	4,929,056
Transportation	– 0	–	3,753,162			– 0	–	3,753,162
Capital Goods	– 0	–	1,572,995			– 0	–	1,572,995
Consumer Services	1,469,570		– 0	–		– 0	–	1,469,570
Materials	713,828		– 0	–		– 0	–	713,828
Health Care Equipment & Services	526,914		– 0	–		– 0	–	526,914
Short-Term Investments	529,465		– 0	–		– 0	–	529,465

Total Investments in Securities	226,040,967		114,460,637	(a)				340,501,604
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	211,952			– 0	–	211,952
Liabilities:
Forward C\urrency Exchange Contracts	– 0	–	(233,204)			– 0	–	(233,204)

Total	$226,040,967		$114,439,385		$	– 0	–	$340,480,352

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

Fund	Market Value 10/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$359	$10,991	$10,821	$529	$6